Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Related Party Transactions
Schedule of transactions with NagraStar

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
	(In thousands)
Purchases (including fees):
Purchases from NagraStar	$18,782	$24,524	$37,884	$47,022

	As of
	June 30, 2016	December 31, 2015
	(In thousands)
Amounts Payable and Commitments:
Amounts payable to NagraStar	$18,311	$19,362
Commitments to NagraStar	$844	$1,532

	For the Years Ended December 31,
	2015	2014	2013
	(In thousands)
Purchases (including fees):
Purchases from NagraStar	$89,195	$84,636	$91,712

	As of December 31,
	2015	2014
	(In thousands)
Amounts Payable and Commitments:
Amounts payable to NagraStar	$19,362	$14,819
Commitments to NagraStar	$1,532	$12,368